SHARE CAPITAL AND RESERVES - Schedule of Flow-Through Premium Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL AND RESERVES
Flow-through premium liability	$ 102,524
Flow-through premium recognized		$ 106,716
Settlement of flow-through premium liability pursuant to qualified expenditures	(102,524)	(4,192)
Closing balance		102,524
Amount of remaining qualifying expenditures to incur	$ 1,358,616	$ 528,395